Bank Loans	12 Months Ended
Mar. 31, 2025
Bank Loans [Abstract]
Bank Loans

Note 13 — Bank Loans

Outstanding balance of banking facilities consisted of the following:

Bank name	Maturity date	Interest rate	Collateral/Guarantee	March 31, 2025	March 31, 2024

United Overseas Bank Limited (“UOB”)	July 2025 (Repaid in July 2025)	2.5%	Personal Guarantee by Choo See Wee, the Chairman of the Company, and GCL BVI.	$209,633	$826,000
Citi Bank	June 2025 to July 2025	4.3%-6.1%	Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank	2,738,728	2,799,249
HSBC Bank	April 2025 to July 2025	4.3%-6.1%	Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank	6,015,053	5,395,568
HSBC Loan*	March 2025 to February 2027	6.33%	Personal Guarantee by Choo See Wee, the Chairman of the Company.	2,875,000	-
DBS Bank Ltd	May 2027	6.9%	Personal Guarantee by Choo See Wee, the Chairman of the Company, and Tan Jian Hao, the CEO of Titan Digital	82,810	-
Total				$11,921,224	$9,020,817
Bank Loans, current				$10,500,085	$8,812,807
Bank Loans, non-current				$1,421,139	$208,010

*	From March 2025 to the date of the issuance of these consolidated financial statements, the Company obtained long term bank loans from HSBC Bank for an aggregate total of approximately $2.9 million to be due from March 2027. These bank loans bear interest rates per annum 6.33%.

The interest expense pertained to above banking facilities for the years ended March 31, 2025, 2024, and 2023 were $518,770, $460,628 and $191,155, respectively. The weighted-average interest rate pertaining to above mentioned bank loans were 6.2%, 7.1% and 6.0%, respectively, for the years ended March 31, 2025, 2024, and 2023, respectively.